STOCK OPTIONS AND RESTRICTED STOCK (Stock Options Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Employee [Member]	Jun. 30, 2013 Employee [Member]	Jun. 30, 2014 Employee [Member]	Jun. 30, 2013 Employee [Member]	Dec. 31, 2013 Employee [Member]	Dec. 31, 2012 Employee [Member]	Jun. 30, 2014 Director [Member]	Dec. 31, 2013 Director [Member]	Dec. 31, 2013 Employee And Director [Member]	Dec. 31, 2012 Employee And Director [Member]	Jun. 30, 2014 Non-employee [Member]	Jun. 30, 2013 Non-employee [Member]	Jun. 30, 2014 Non-employee [Member]	Jun. 30, 2013 Non-employee [Member]	Dec. 31, 2013 Non-employee [Member]	Dec. 31, 2012 Non-employee [Member]	Dec. 31, 2013 2009 Stock Incentive Plan [Member] Employee Stock Option [Member]	Jun. 30, 2014 2009 Stock Incentive Plan [Member] Common Stock [Member]	Apr. 30, 2014 2009 Stock Incentive Plan [Member] Common Stock [Member]	Sep. 30, 2012 2009 Stock Incentive Plan [Member] Common Stock [Member]	Jun. 30, 2012 2009 Stock Incentive Plan [Member] Common Stock [Member]	Apr. 30, 2011 2009 Stock Incentive Plan [Member] Common Stock [Member]	Dec. 31, 2009 2009 Stock Incentive Plan [Member] Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under the plan																									3,200,437	1,623,556	1,407,427	971,204	2,500,000
Number of options granted during period					130,000	469,900			0				0		130,000	419,900			0		0	50,000
Number of shares available for issuance																								2,407,370
Expiration period of stock options																							10 years
Vesting period											36 months			3 years
Stock-based compensation expense	$ 75,130	$ 39,362	$ 206,424	$ 79,983	$ 367,062	$ 131,567	$ 4,700	$ 4,220	$ 9,448	$ 8,653	$ 19,472	$ 11,661					$ 606	$ 188	$ 2,231	$ 1,423	$ 6,542	$ 6,775
Intrinsic value of stock options exercisable					$ 24,792